OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2017
Other Financial Items [Abstract]
Schedule of other financial items
Other financial items comprise the following items:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Fair value gain/(loss) of designated derivatives (ineffective portion)	138	(840)	482
Fair value gain/(loss) on non-designated derivatives, net	(4,297)	(9,568)	3,917
Net cash payments on non-designated derivatives	(2,779)	(2,641)	(4,913)
Other items	(1,752)	(669)	(1,575)
Other financial items, net	(8,690)	(13,718)	(2,089)